SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [Abstract]
Statement of Compliance

(a)Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS"). The policies applied in these consolidated financial statements are based on IFRS in effect as of June 30, 2021.

These consolidated financial statements have been prepared on a going concern basis.

The consolidated financial statements of the Company as at and for the year ended June 30, 2021 were authorized for issue in accordance with a resolution of the Board of Directors (the "Board") dated on September 15, 2021.

Basis of Consolidation

(b)Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly or partially owned subsidiaries.

Subsidiaries are consolidated from the date on which the Company obtains control up to the date of the disposition of control. Control is achieved when the Company has power over the subsidiary, is exposed or has rights to variable returns from its involvement with the subsidiary; and has the ability to use its power to affect its returns. For non-wholly-owned subsidiaries over which the Company has control, the net assets attributable to outside equity shareholders are presented as "non-controlling interests" in the equity section of the consolidated statements of financial position. Net income or loss for the period that is attributable to the non-controlling interests is calculated based on the ownership of the non-controlling interest shareholders in the subsidiary.

Balances, transactions, income and expenses between the Company and its subsidiaries are eliminated on consolidation.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Details of the Company's significant subsidiaries which are consolidated are as follows:

			Proportion of ownership interest held
		Country of	June 30,	June 30,	Mineral
Name of subsidiaries	Principal activity	incorporation	2021	2020	properties
New Pacific Offshore Inc.	Holding company	BVI (i)	100%	100%
SKN Nickel & Platinum Ltd.	Holding company	BVI	100%	100%
Glory Metals Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Andes Corp. Limited	Holding company	Hong Kong	100%	100%
Fortress Mining Inc.	Holding company	BVI	100%	100%
Minera Alcira S.A.	Mining company	Bolivia	100%	100%	Silver Sand
NPM Minerales S.A.	Mining company	Bolivia	100%	100%
Colquehuasi S.R.L.	Mining company	Bolivia	100%	100%	Silverstrike
Granville S.R.L.	Mining company	Bolivia	100%	N/A	Carangas
Qinghai Found Mining Co., Ltd.	Mining company	China	82%	82%	RZY
Whitehorse Gold Corp.	Mining company	Canada	0%	100%
Tagish Lake Gold Corp.	Mining company	Canada	0%	100%	TLG
(i) British Virgin Islands ("BVI")

Foreign Currency Translation

(c)Foreign Currency Translation

The functional currency for each subsidiary of the Company is the currency of the primary economic environment in which the entity operates. The functional currency of the head office, Canadian subsidiaries and all intermediate holding companies is the Canadian dollar ("CAD"). The functional currency of all Bolivian subsidiaries is the US dollar ("USD"). The functional currency of the Chinese subsidiary is the Chinese Renminbi ("RMB").

Foreign currency monetary assets and liabilities are translated into the functional currency using exchange rates prevailing at the balance sheet date. Foreign currency non-monetary assets are translated using exchange rates prevailing at the transaction date. Foreign exchange gains and losses are included in the determination of net income.

The Company decided to change the presentation currency of its consolidated financial statements from CAD to USD effective July 1, 2020. This change in presentation currency was made to better reflect the Company's main business activities, which are mineral exploration operations in Bolivia with budgets and major payments denominated in USD. Such change in presentation currency also made the Company's consolidated financial statements more consistent with industry peers listed on TSX and NYSE-A. In order to satisfy the requirements of IAS 21 - The effects of changes in foreign exchange rates with respect to the change in presentation currency, the consolidated financial statements for the year ended June 30, 2020 have been restated from CAD to USD using the procedures outlined below:

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assets and liabilities of subsidiaries where functional currency is other than USD were translated to USD using exchange rates at June 30, 2020;

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income and expenses of subsidiaries where functional currency is other than USD were translated using average exchange rates during the year ended June 30, 2020;

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share capital and deficit were translated at the historical rates prevailing at the dates of transactions; and

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differences arising from the retranslation of the opening net assets at July 1, 2019 and the results for the year have been taken to the accumulated other comprehensive income.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Effective July 1, 2020, the consolidated financial statements are presented in USD. The financial position and results of the Company's entities are translated from functional currencies to USD as follows:

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assets and liabilities are translated using exchange rates prevailing at the balance sheet date;

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income and expenses are translated using average exchange rates prevailing during the period; and

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all resulting exchange gains and losses are included in other comprehensive income.

Consolidated Statements of Financial Position

	June 30, 2020		July 1, 2019
	As reported,	Restated,	As reported,	Restated,
	CAD$	USD$	CAD$	USD$
Cash	$40,644,346	$29,824,146	$27,849,961	$21,280,631
Other Current assets	33,120,154	24,303,019	11,344,868	8,668,806
Non-Current assets	105,051,558	77,085,086	85,053,566	64,990,881
Total assets	$178,816,058	$131,212,251	$124,248,395	$94,940,318

Current liabilities	$2,043,514	$1,499,501	$2,105,272	$1,608,677
Non-current liabilities	-	-	263,120	201,054
Total liabilities	$2,043,514	$1,499,501	$2,368,392	$1,809,731

Share Capital	$191,563,628	$145,904,310	$150,005,738	$114,621,944
Share-based payment reserve	22,057,385	16,813,906	19,978,062	15,265,578
Accumulated other comprehensive income	6,599,738	7,669,888	3,264,901	9,797,021
Retained earnings	(43,398,714)	(40,633,984)	(51,331,013)	(46,541,710)
Non-controlling interests	(49,493)	(41,370)	(37,685)	(12,246)
Total shareholder's equity	$176,772,544	$129,712,750	$121,880,003	$93,130,587
Total liabilities and shareholder's equity	$178,816,058	$131,212,251	$124,248,395	$94,940,318

Consolidated Statement of Income and Comprehensive Income

	Year ended June 30, 2020
	As reported,	Restated,
	CAD$	USD$
Operating expense	$(6,187,954)	$(4,608,589)
Other income	14,100,841	10,501,857
Net income	$7,912,887	$5,893,268
Other comprehensive income (loss), net of taxes	3,342,441	(2,141,799)
Total comprehensive income, net of taxes	$11,255,328	$3,751,469

Earnings per share - Basic and diluted	$0.05	$0.04

The Company treats inter-company loan balances, which are not intended to be repaid in the foreseeable future, as part of its net investment. When a foreign entity is sold, the historical exchange differences plus the foreign exchange impact that arises on the transaction are recognized in the consolidated statement of (loss) income as part of the gain or loss on sale.

Plant and Equipment

(d)Plant and Equipment

Plant and equipment are initially recorded at cost, including all directly attributable costs to bring the assets to the location and condition necessary for it to be capable of operating in the manner intended by management. Plant and equipment are subsequently measured at cost less accumulated depreciation and applicable impairment losses. Depreciation is computed using the straight-line method based on the nature and estimated useful lives as follows:

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Land	Not depreciated
Buildings	20 Years
Machinery	5 Years
Motor vehicles	5 Years
Office equipment and furniture	5 Years
Computer software	5 Years

Subsequent costs that meet the asset recognition criteria are capitalized while costs incurred that do not extend the economic useful life of an asset are considered repair and maintenance, which are accounted for as an expense recognized during the period. The Company conducts an annual assessment of the residual balances, useful lives, and depreciation methods being used for plant and equipment and any changes are applied prospectively.

Assets under construction are capitalized as construction-in-progress. The cost of construction-in-progress comprises its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Construction-in-progress assets are not depreciated until they are completed and available for use.

Mineral Property Interests

(e)Mineral Property Interests

The cost of acquiring mineral rights and properties either as an individual asset purchase or as part of a business combination is capitalized and represents the property's fair value at the date of acquisition. Fair value is determined by estimating the value of the property's reserves, resources and exploration potential.

Exploration and evaluation costs, incurred associated with specific mineral rights and properties prior to demonstrable technical feasibility and commercial viability of extracting a mineral resource, are capitalized.

The Company determines that a property is in the development stage when it has completed a positive economic analysis of the mineral deposit. Costs incurred in the development stage prior to commercial production are capitalized and included in the carrying amount of the related property in the period incurred. Proceeds from sales during this period, if any, are offset against costs capitalized.

Impairment of Long-lived Assets

(f)Impairment of Long-lived Assets

Long-lived assets, including mineral property interests, plant and equipment are reviewed and tested for impairment when indicators of impairment are considered to exist. Impairment assessments are conducted at the level of cash-generating units ("CGU") or at the individual asset level, whichever is the lowest level for which identifiable cash inflows are largely independent of the cash flows of other assets. An impairment loss is recognized for any excess of carrying amount of a CGU over its recoverable amount, which is the greater of its fair value less costs to sell and value in use. For mineral properties and processing facilities, the recoverable amount is estimated as the discounted future net cash inflows expected to be derived from expected future production, metal prices, and net proceeds from the disposition of assets on retirement, less operating and capital costs. Impairment losses are recognized in the period they are incurred.

For exploration and evaluation assets, indication of impairment includes but is not limited to expiration of the right to explore, substantive expenditures in the specific area are neither budgeted nor planned, and exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Impairment losses are reversed if there is evidence the loss no longer exists or has decreased. This reversal is recognized in net income in the period the reversal occurs limited by the carrying value that would have been determined, net of any depreciation, had no impairment charge been recognized in prior years.

Share-based Payments

(g)Share-based Payments

The Company grants share-based awards, including restricted share units ("RSUs") and stock options to directors, officers, employees, and consultants.

For share-based awards, the fair value is charged to the consolidated statements of income and credited to equity, on a straight-line basis over the vesting period, after adjusting for the estimated number of awards that are expected to vest. The fair value of share units is determined based on quoted market price of the Company's common shares at the date of grant. The fair value of the stock options granted to employees, officers, and directors is determined at the date of grant using the Black-Scholes option pricing model with market related input. The fair value of stock options granted to consultants is measured at the fair value of the services delivered unless that fair value cannot be estimated reliably, which then is determined using the Black-Scholes option pricing model. Stock options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

At each statement of financial position date prior to vesting, the cumulative expense representing the extent to which the vesting period has expired and management's best estimate of the awards that are ultimately expected to vest is computed (after adjusting for non-market performance conditions). The movement in cumulative expense is recognized in the consolidated statements of income with a corresponding entry within equity. The amount recognized as expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met.

Income Taxes

(h)Income Taxes

Current tax for each taxable entity is based on the local taxable income at the local substantively enacted statutory tax rate at the balance sheet date and includes adjustments to taxes payable or recoverable in respect to previous periods.

Current tax assets and current tax liabilities are only offset if a legally enforceable right exists to set off the amounts, and the Company intends to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred tax is recognized using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities, and their carrying amounts for financial reporting purposes. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses, can be utilized, except:

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where the deferred tax asset or liability relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will be available to allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been substantively enacted by the end of the reporting period.

Deferred tax relating to items recognized outside profit or loss is recognized in other comprehensive income or directly in equity.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Earnings (loss) per Share

(i)Earnings (loss) per Share

Earnings (loss) per share is computed by dividing net income (loss) attributable to equity holders of the Company by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect the potential dilution that could occur if additional common shares are assumed to be issued under securities that entitle their holders to obtain common shares in the future. For RSUs, the full outstanding numbers as at the end of the period are included in the calculation of diluted earnings per share. For stock options, the number of additional shares for inclusion in diluted earnings per share calculations is determined when the exercise price is less than the average market price of the Company's common shares; the stock options are assumed to be exercised and the proceeds are used to repurchase common shares at the average market price for the period. The incremental number of common shares issued under stock options and repurchased from proceeds is included in the calculation of diluted earnings per share. When loss per share is presented in the period, the Company's calculation of diluted loss per share excludes any incremental shares from the assumed calculation of RSUs and stock options as they would be anti-dilutive.

Financial Instruments

(j)Financial Instruments

Initial recognition:

On initial recognition, all financial assets and financial liabilities are recorded at fair value adjusted for directly attributable transaction costs except for financial assets and liabilities classified as fair value through profit or loss ("FVTPL"), in which case transaction costs are expensed as incurred.

Subsequent measurement of financial assets:

Subsequent measurement of financial assets depends on the classification of such assets.

I.

Non-equity instruments:

IFRS 9 includes a single model that has only two classification categories for financial instruments other than equity instruments: amortized cost and fair value. To qualify for amortized cost accounting, the instrument must meet two criteria:

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

i.

The objective of the business model is to hold the financial asset for the collection of the cash flows; and

ii.

All contractual cash flows represent only principal and interest on that principal.

All other instruments are mandatorily measured at fair value.

II.

Equity instruments:

At initial recognition, for equity instruments other than held for trading, the Company may make an irrevocable election to designate it as either FVTPL or fair value through other comprehensive income ("FVTOCI").

Financial assets classified as amortized cost are measured using the effective interest method. Amortized cost is calculated by taking into account any discount or premiums on acquisition and fees that are an integral part of the effective interest method. Amortization from the effective interest method is included in finance income.

Financial assets classified as FVTPL are measured at fair value with changes in fair values recognized in profit or loss. Equity investments designated as FVTOCI are measured at fair value with changes in fair values recognized in other comprehensive income ("OCI"). Dividends from that investment are recorded in profit or loss when the Company's right to receive payment of the dividend is established unless they represent a recovery of part of the cost of the investment.

Impairment of financial assets carried at amortized cost:

The Company assesses at the end of each reporting period whether there is objective evidence that financial assets or group of financial assets measured at amortized cost are impaired. Impairment losses and reversal of impairment losses, if any, are recognized in profit or loss in the period they are incurred.

Subsequent measurement of financial liabilities:

Financial liabilities classified as amortized cost are measured using the effective interest method. Amortized cost is calculated by taking into account any discount or premiums on acquisition and fees that are an integral part of the effective interest method. Amortization using the effective interest method is included in finance costs.

The Company classifies its financial instruments as follows:

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Financial assets classified as FVTPL: cash, short-term investments - bonds, and equity investments;

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Financial assets classified as amortized cost: receivables and short-term investments - guaranteed investment certificates; and

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Financial liabilities classified as amortized cost: trade and other payables, provisions and due to related parties.

Bonds:

The Company acquired bonds issued by other companies from various industries through the open market. These bonds are held to receive coupon interest payments and to realize potential gains. The bonds may also be disposed on demand through the open market should the Company require funds for other operational or investment needs. Bonds are classified as FVTPL and are measured at fair value on initial recognition and subsequent measurement.

Equity investments:

Equity investments represent equity interests of other publicly-traded or privately-held companies that the Company has acquired through the open market or through private placements. These equity interests consist of common shares and warrants. Equity investments are classified as FVTPL and are measured at fair value on initial recognition and subsequent measurement. The fair value of warrants was determined using the Black-Scholes pricing model as at the acquisition date as well as at each period end.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Derecognition of financial assets and financial liabilities:

A financial asset is derecognized when:

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The rights to receive cash flows from the asset have expired; or

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The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a 'pass-through' arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Gains and losses on derecognition of financial assets and liabilities classified as amortized cost are recognized in profit or loss when the instrument is derecognized or impaired, as well as through the amortization process.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability. In this case, a new liability is recognized, and the difference in the respective carrying amounts is recognized in the consolidated statement of income.

Offsetting of financial instruments:

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position if and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle liabilities simultaneously.

Fair value of financial instruments:

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices, without deduction for transaction costs. For financial instruments that are not traded in active markets, the fair value is determined using appropriate valuation techniques, such as using a recent arm's length market transaction between knowledgeable and willing parties, discounted cash flow analysis, reference to the current fair value of another instrument that is substantially the same, or other valuation models.

Significant Judgments and Estimation Uncertainties

(k)Significant Judgments and Estimation Uncertainties

Many amounts included in the consolidated financial statements require management to make judgments and/or estimates. These judgments and estimates are continuously evaluated and are based on management's experience and knowledge of relevant facts and circumstances. Actual results may differ from the amounts included in the consolidated statement of financial position.

Areas of significant judgment include:

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Capitalization of expenditures with respect to exploration, evaluation and development costs to be included in mineral rights and properties.

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Determination of functional currency.

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Recognition, measurement and impairment or impairment reversal assessment for mineral rights and properties.

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Accounting assessment and classification for equity investments and short-term investments.

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Determination of asset acquisition or business combination.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Areas of significant estimates include:

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The estimated fair values of CGUs for impairment or impairment reversal tests, including estimates of future costs to produce proven and probable reserves, future commodity prices, discount rates, probabilities of expected cash flows from disposal and salvage value of plant and equipment.

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Valuation input and forfeiture rates used in calculation of share-based compensation.

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Valuation of securities that do not have a quoted market price.

The Company estimates its ore reserves and mineral resources based on information compiled by qualified persons as defined in accordance with National Instrument 43-101.

Accounting Standards Issued But Not Yet Effective

(l)Accounting Standards Issued But Not Yet Effective

Amendment to IAS 16 - Property, Plant and Equipment. The amendments to IAS 16 prohibit deducting from the cost of property, plant and equipment the proceeds from selling items produced while bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Instead, a company will recognize such sales proceeds and related cost in profit or loss.

This amendment is effective January 1, 2022 with early adoption permitted. The Company is in the process of assessing the impact of the application of this amendment on the consolidated financial statements.